Consolidated Statements of Comprehensive Income (loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income Loss [Abstract]
Revenue		$ 7,633	$ 7,264	$ 9,581
Cost of revenue		4,464	4,836	6,379
Gross profit		3,169	2,428	3,202
Research and development expenses		1,048	439	448
Selling and marketing expenses		3,170	672	852
General and administrative expenses		1,732	837	1,255
Other income				(166)
Operating profit (loss)		(2,781)	480	813
Finance expenses		104	123	964
Finance income		67	1,443
Income (loss) before income tax		(2,818)	1,800	(151)
Income tax expenses		1	2	2
Net income (loss)		(2,819)	1,798	(153)
Amounts that shall not be subsequently reclassified to profit and loss:
Gain (loss) from remeasurement of defined benefit plans		6	16	(5)
Total comprehensive income (loss) attributed to the shareholders of the Company		$ (2,813)	$ 1,814	$ (158)
Basic earnings (loss) per share (in $) (in Dollars per share)		$ (0.8916)	$ 0.568	$ (0.048)
Weighted average of the number of ordinary shares used to calculate basic earnings per share (in Shares)	[1]	3,161,779	3,161,779	3,161,779
Diluted earnings (loss) per share (in $) (in Dollars per share)		$ (0.8916)	$ 0.542	$ (0.048)
Weighted average of the number of ordinary shares used to calculate diluted earnings per share (in Shares)	[1]	3,161,779	3,317,185	3,161,779

[1]	The loss per share was calculated based on the Company’s issued and paid-up share capital on its incorporation date, and despite the fact that in the said years the Company has not yet been incorporated.